Goodwill and Deferred Tax Liability (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Deferred Tax Liability
Schedule of Continuity of Goodwil

The continuity of goodwill is as follows:

	DenseLight	BB Photonics	Total

Balance January 1, 2018 and December 31, 2018	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)

Balance, December 31, 2019 and 2020	$-	$-	$-

Schedule of Deferred Tax Liability

Deferred tax liability was created on the date of purchase for both DenseLight and BB Photonics. The following is a continuity of deferred tax liability.

	DenseLight	BB Photonics	Total

Balance, January 1, 2018	$1,005,627	$292,740	$1,298,367
Tax effect of amortization	(297,940)	-	(297,940)

Balance, December 31, 2018	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)

Balance, December 31, 2019 and 2020	$-	$-	$-